Properties (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Government Assistance [Line Items]
Properties	$ 47,960	$ 44,617
Unamortized government assistance	1,721	1,736
Government assistance, amortization	68	66
Purchase And Self Construction Properties [Member]
Government Assistance [Line Items]
Government assistance amount received	$ 78	$ 90